LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

NOTE 5 –LEASES

Effective on January 1, 2021, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liability represent the Company’s obligation to make lease payments derived from the lease.

Operating lease ROU asset and liability are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

Balance sheet information related to operating leases ROU assets and lease liabilities is as follows:

	As of December 31,
	2025	2024
Operating lease right-of-use asset	$444,119	$343,509
Operating lease right-of-use asset- accumulated amortization	(359,424)	(304,946)
Operating lease right-of-use asset, net	84,695	38,563

Lease liability, current	31,373	38,563
Lease liability, non-current	71,922	-
Total lease liability	$103,295	$38,563

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.5	0.5
Weighted average discount rate	5.28%	5.28%

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

For the years ended December 31, 2025, 2024 and 2023, the Company reported total operating lease expenses of $57,588, $77,976 and $77,976, respectively.

The following table summarizes the maturity of operating lease liability and future minimum payments of operating leases as of December 31, 2025:

Amounts
Year ending December 31,
2026	36,000
2027	36,000
2028	$39,600

Total future minimum lease payments	111,600
Less: imputed interest	(8,305)
Present value of operating lease liability	$103,295
Less: current portion	(31,373)
Long-term portion	(71,922)